Schedule I - Condensed Financial Information of Parent, Condensed Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Assets [Abstract]
Cash and cash equivalents	$ 132,097	$ 285,565	$ 180,211
Deferred tax asset, net	11,753	11,675
Other assets, net	116,255	129,377
Total assets	3,167,585	3,665,159
Liabilities [Abstract]
Payable to related parties	4,058	10,077
Unsecured borrowings, net	296,876	619,407
Total liabilities	2,378,589	2,786,882
Shareholders' equity	788,996	878,277	702,110	$ 543,709
Total liabilities and shareholders' equity	3,167,585	3,665,159
Fly Leasing Limited [Member]
Assets [Abstract]
Cash and cash equivalents	75,877	229,431	$ 43,233	$ 157,014
Notes receivable from subsidiaries	519,658	440,801
Investments in subsidiaries	1,040,079	1,197,465
Deferred tax asset, net	0	145
Other assets, net	5,656	19,553
Total assets	1,641,270	1,887,395
Liabilities [Abstract]
Payable to related parties	647	823
Payable to subsidiaries, net	544,749	256,473
Unsecured borrowings, net	296,876	734,053
Accrued and other liabilities	10,002	17,769
Total liabilities	852,274	1,009,118
Shareholders' equity	788,996	878,277
Total liabilities and shareholders' equity	$ 1,641,270	$ 1,887,395